Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Airlines - 0.8%
Southwest Airlines Co.	79,768	$ 2,991,300

Auto Components - 0.6%
BorgWarner, Inc.	62,248	2,411,487

Banks - 7.3%
Citizens Financial Group, Inc.	156,014	3,944,034
Fifth Third Bancorp	244,242	5,207,239
First Republic Bank	23,976	2,614,823
Huntington Bancshares, Inc.	309,198	2,835,346
M&T Bank Corp.	55,313	5,093,774
Regions Financial Corp.	313,926	3,619,567
TCF Financial Corp.	99,682	2,328,571
Zions Bancorp NA	70,051	2,046,890

		27,690,244

Beverages - 1.7%
Constellation Brands, Inc., Class A	22,183	4,203,900
Keurig Dr. Pepper, Inc.	76,556	2,112,946

		6,316,846

Building Products - 1.3%
Fortune Brands Home & Security, Inc.	55,379	4,791,391

Capital Markets - 5.6%
Ameriprise Financial, Inc.	41,814	6,443,955
Northern Trust Corp.	55,003	4,288,584
Raymond James Financial, Inc.	63,028	4,585,917
T. Rowe Price Group, Inc.	48,572	6,227,902

		21,546,358

Chemicals - 2.1%
Celanese Corp.	26,501	2,847,533
Sherwin-Williams Co.	7,403	5,157,966

		8,005,499

Communications Equipment - 1.6%
CommScope Holding Co., Inc. (A)	121,899	1,097,091
Motorola Solutions, Inc.	31,502	4,939,829

		6,036,920

Construction Materials - 1.2%
Martin Marietta Materials, Inc.	19,378	4,560,806

Consumer Finance - 0.7%
Discover Financial Services	45,098	2,605,762

Containers & Packaging - 4.0%
Ball Corp.	48,579	4,037,886
Packaging Corp. of America	23,261	2,536,612
Pactiv Evergreen, Inc. (A) (B)	96,558	1,226,287
Silgan Holdings, Inc.	109,637	4,031,352
WestRock Co.	94,621	3,287,134

		15,119,271

Distributors - 0.8%
Genuine Parts Co.	31,161	2,965,592

Electric Utilities - 4.5%
Edison International	84,325	4,287,083

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
Entergy Corp.	56,191	$ 5,536,499
Xcel Energy, Inc.	107,466	7,416,229

		17,239,811

Electrical Equipment - 3.3%
Acuity Brands, Inc.	34,537	3,534,862
AMETEK, Inc.	48,564	4,827,262
Hubbell, Inc.	30,799	4,214,535

		12,576,659

Electronic Equipment, Instruments & Components - 4.5%
Amphenol Corp., Class A	46,111	4,992,438
CDW Corp.	37,353	4,464,804
Keysight Technologies, Inc. (A)	30,521	3,014,865
SYNNEX Corp.	34,670	4,855,880

		17,327,987

Equity Real Estate Investment Trusts - 10.0%
American Campus Communities, Inc.	38,118	1,331,081
American Homes 4 Rent, Class A	112,390	3,200,867
AvalonBay Communities, Inc.	27,670	4,132,238
Boston Properties, Inc.	48,113	3,863,474
Brixmor Property Group, Inc.	172,799	2,020,020
Essex Property Trust, Inc.	8,833	1,773,578
Federal Realty Investment Trust	29,897	2,195,636
Host Hotels & Resorts, Inc.	102,633	1,107,410
JBG SMITH Properties	52,795	1,411,738
Kimco Realty Corp.	176,154	1,983,494
Outfront Media, Inc.	78,816	1,146,773
Rayonier, Inc.	122,873	3,248,762
Regency Centers Corp.	41,527	1,578,856
Ventas, Inc.	38,336	1,608,579
Vornado Realty Trust	54,036	1,821,554
Weyerhaeuser Co.	124,381	3,547,346
WP Carey, Inc.	30,640	1,996,502

		37,967,908

Food & Staples Retailing - 1.5%
Kroger Co.	120,473	4,085,239
US Foods Holding Corp. (A)	74,240	1,649,613

		5,734,852

Food Products - 0.9%
Post Holdings, Inc. (A)	41,230	3,545,780

Gas Utilities - 1.1%
National Fuel Gas Co.	102,117	4,144,929

Health Care Equipment & Supplies - 1.7%
Zimmer Biomet Holdings, Inc.	47,310	6,440,783

Health Care Providers & Services - 6.0%
AmerisourceBergen Corp.	46,586	4,515,115
Cigna Corp.	21,142	3,581,666
Henry Schein, Inc. (A)	50,194	2,950,403
Humana, Inc.	4,345	1,798,352
Laboratory Corp. of America Holdings (A)	30,665	5,773,300
Universal Health Services, Inc., Class B	40,880	4,374,978

		22,993,814

Hotels, Restaurants & Leisure - 0.4%
Darden Restaurants, Inc.	16,690	1,681,351

Transamerica Series Trust	Page 1

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 1.9%
Mohawk Industries, Inc. (A)	36,171	$ 3,529,928
Newell Brands, Inc.	226,461	3,886,071

		7,415,999

Household Products - 0.8%
Energizer Holdings, Inc.	74,955	2,933,739

Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	38,874	4,757,011

Insurance - 6.7%
Alleghany Corp.	4,846	2,522,101
Hartford Financial Services Group, Inc.	109,960	4,053,126
Lincoln National Corp.	60,307	1,889,418
Loews Corp.	180,240	6,263,340
Marsh & McLennan Cos., Inc.	33,017	3,787,050
Progressive Corp.	40,579	3,841,614
W.R. Berkley Corp.	49,449	3,023,806

		25,380,455

Internet & Direct Marketing Retail - 0.5%
Expedia Group, Inc.	20,806	1,907,702

IT Services - 0.6%
Jack Henry & Associates, Inc.	13,245	2,153,504

Machinery - 5.7%
IDEX Corp.	25,652	4,679,181
ITT, Inc.	81,679	4,823,145
Lincoln Electric Holdings, Inc.	47,701	4,390,400
Middleby Corp. (A)	47,629	4,272,798
Snap-on, Inc.	25,055	3,686,342

		21,851,866

Media - 3.4%
Discovery, Inc., Class C (A)	214,976	4,213,530
Liberty Broadband Corp., Class C (A)	29,081	4,154,802
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	141,587	4,683,698

		13,052,030

Multi-Utilities - 3.7%
CMS Energy Corp.	93,461	5,739,440
Sempra Energy	12,800	1,515,008
WEC Energy Group, Inc.	70,399	6,821,663

		14,076,111

Multiline Retail - 0.5%
Kohl’s Corp.	65,605	1,215,661
Nordstrom, Inc. (B)	53,458	637,219

		1,852,880

Oil, Gas & Consumable Fuels - 3.7%
Cabot Oil & Gas Corp.	164,982	2,864,088
Diamondback Energy, Inc.	139,445	4,200,083
EQT Corp.	143,538	1,855,946
Equitrans Midstream Corp.	174,854	1,479,265
Williams Cos., Inc.	183,125	3,598,406

		13,997,788

Personal Products - 0.1%
Coty, Inc., Class A	134,692	363,668

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 1.4%
CBRE Group, Inc., Class A (A)	95,574	$ 4,489,111
Cushman & Wakefield PLC (A) (B)	95,679	1,005,586

		5,494,697

Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	34,890	4,073,059

Software - 0.9%
Synopsys, Inc. (A)	16,005	3,424,750

Specialty Retail - 4.0%
AutoZone, Inc. (A)	5,193	6,115,485
Best Buy Co., Inc.	54,922	6,112,269
Gap, Inc.	182,490	3,107,805

		15,335,559

Textiles, Apparel & Luxury Goods - 1.3%
Carter’s, Inc.	24,121	2,088,396
Ralph Lauren Corp.	42,552	2,892,260

		4,980,656

Total Common Stocks (Cost $361,106,216)		377,746,824

OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (D)	51,328	51,328

Total Other Investment Company (Cost $51,328)		51,328

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.00% (D), dated 09/30/2020, to be repurchased at $2,546,551 on 10/01/2020. Collateralized by a U.S. Government Obligation, 1.75%, due 06/15/2022, and with a value of $2,597,551.	$ 2,546,551	2,546,551

Total Repurchase Agreement (Cost $2,546,551)		2,546,551

Total Investments (Cost $363,704,095)		380,344,703
Net Other Assets (Liabilities) - 0.2%		648,521

Net Assets - 100.0%		$ 380,993,224

Transamerica Series Trust	Page 2

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$377,746,824	$—	$—	$377,746,824
Other Investment Company	51,328	—	—	51,328
Repurchase Agreement	—	2,546,551	—	2,546,551

Total Investments	$377,798,152	$2,546,551	$—	$380,344,703

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,942,410, collateralized by cash collateral of $51,328 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,938,746. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at September 30, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 3

Transamerica JPMorgan Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Series Trust	Page 4